Inventory - Schedule of Inventory (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Total gross inventory, finished goods	$ 634,000	$ 297,000
Less: inventory reserve	(43,000)	(111,000)
Total inventory	$ 591,000	$ 186,000